Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (12,018)	$ (996)	$ (14,157)	$ (1,429)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	216	216	324	324
Depreciation	2	0	4	0
Foreign currency translation adjustment	(12)	(28)	(30)	42
Changes in operating assets and liabilities:
Prepaid expenses	84	(174)	126	(131)
Advances to a related company	5	19	98	27
Deposits	(25)		(43)
Other current assets	(87)	(155)	(47)	(147)
Interest payable as part of debt payable	12	12	18	18
Accrued expenses	(1,333)	(213)	(878)	(214)
Other payables	(290)		(290)
Related party payable	(89)		(89)
Deferred underwriting fee	(2,000)		(2,000)
Payable to directors	2,086	1,097	2,463	1,293
Accrued bonus	10,153		10,155
Net cash used in operating activities	(3,296)	(222)	(4,346)	(217)
Cash flows from investing activities:
Additions to property and equipment	(1,264)		(1,272)
Net cash used in investing activities	(1,264)		(1,272)
Cash flows from financing activities:
Proceeds from issuance of shares	6,260		6,260
Repayment of working capital loan	(555)		(555)
Net cash provided by financing activities	5,705		5,705
Net change in cash and cash equivalents	1,145	(222)	87	(217)
Cash and cash equivalents at the beginning of the period	1	225	1	225
Cash and cash equivalents at the end of the period	1,146	$ 3	88	8
Supplemental disclosure of non-cash financing activities:
Issuance of shares to Graphjet existing shareholders	1,380,000		1,380,000
Issuance of shares to Energem’s founders Shares	34,030		34,030
Issuance of shares to Financial Advisor	27,600		27,600
Issuance of shares to Underwriter	2,025		2,025
Issuance of shares to Senior Management Staff Shares	31		31
Issuance of shares for the settlement of amount due to a director	3,100		3,100
Issuance of shares for the settlement of amount due to a shareholder for intellectual property	$ 5,100		$ 5,100